Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Reconciliation

A reconciliation of the differences between the effective and statutory income tax rates for the years ended December 31, 2018 and 2017:

	2018		2017
	Amount	Percent	Amount	Percent

Federal statutory rates	$(2,769,716)	21.0%	$(2,233,413)	34.0%
State income taxes	(923,239)	7.0%	(328,443)	5.0%
Permanent differences	3,144,503	-23.8%	1,786,485	-27.2%
Valuation allowance against net deferred tax assets	548,452	-4.2%	775,371	-11.8%
Effective rate	$-	0.0%	$-	0.0%

Schedule of Deferred Tax Assets

At December 31, 2018 and 2017, the significant components of the deferred tax assets are summarized below:

	2018	2017
Deferred income tax asset
Net operation loss carryforwards	1,497,497	1,321,885
Total deferred income tax asset	1,497,497	1,321,885
Less: valuation allowance	(1,497,497)	(1,321,885)
Total deferred income tax asset	$-	$-